4. Summary of significant accounting practices (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Summary Of Significant Accounting Practices [Line Items]
Suppliers - Forfeiting	R$ 78,416		R$ 365,696
Advance from ticket sales	1,476,514		R$ 1,673,987
Deferred revenue Adjustment [member]
Summary Of Significant Accounting Practices [Line Items]
Advance from ticket sales	19,575	R$ 19,183
Reduction In Ancillary Revenue	392	3,634
Restated Ancillary Revenue [Member]
Summary Of Significant Accounting Practices [Line Items]
Reclassification in ancillary revenue from "Other revenue" to "Passenger transportation"	548,564	540,161
Restated Net Revenue [Member]
Summary Of Significant Accounting Practices [Line Items]
"Aircraft, Traffic And Mileage Servicing" To "Mileage Revenue"	R$ 246,596	R$ 143,204